Thrivent Small-Mid Cap Equity ETF Performance Management - Thrivent Small-Mid Cap Equity ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Average annual total returns are shown on a before- and after-tax basis for the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.Updated performance information is available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836.The Fund compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Fund may invest. The Russell 3000 Index measures the performance of 3,000 large-, mid-, and small-cap U.S. equities, representing approximately 98% of the U.S. equity market. The Fund also measures its performance compared to the Russell 2500® Index, which more closely reflects the market segments in which the Fund invests. The Russell 2500 Index measures the performance of the 2,500 smallest companies by market capitalization of the Russell 3000 Index.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index.
Performance Additional Market Index [Text]	The Fund also measures its performance compared to the Russell 2500® Index, which more closely reflects the market segments in which the Fund invests. The Russell 2500 Index measures the performance of the 2,500 smallest companies by market capitalization of the Russell 3000 Index.
Bar Chart [Heading]	Year-by-Year Total Return
Bar Chart Closing [Text Block]	Best Quarter:Q2 2025+12.44%Worst Quarter:Q1 2025(9.53)%
Performance Table Heading	Average Annual Total Returns (Periods Ending December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance Availability Website Address [Text]	thriventETFs.com/individual
Performance Availability Phone [Text]	800-847-4836
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Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.44%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.53%)
Lowest Quarterly Return, Date	Mar. 31, 2025